Van Kampen Retirement Strategy Trust,
on behalf of each of its series,
Van Kampen 2050 Retirement Strategy Fund
Van Kampen 2045 Retirement Strategy Fund
Van Kampen 2040 Retirement Strategy Fund
Van Kampen 2035 Retirement Strategy Fund
Van Kampen 2030 Retirement Strategy Fund
Van Kampen 2025 Retirement Strategy Fund
Van Kampen 2020 Retirement Strategy Fund
Van Kampen 2015 Retirement Strategy Fund
Van Kampen 2010 Retirement Strategy Fund
Van Kampen In Retirement Strategy Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated January 21, 2010
to the
Prospectus dated December 30, 2009,
as previously supplemented on December 30, 2009

The Prospectus is hereby supplemented as follows:

(1) In the Fees and Expenses Table — Van Kampen 2050 Retirement Strategy Fund in the “Fees and Expenses of the Fund” section, the figure listed for “Other expenses” for Class A Shares is hereby deleted and replaced with 42.78% and the figure listed for “Total annual fund operating expenses” for Class A Shares is hereby deleted and replaced with 44.10%.

(2) In the Fees and Expenses Table — Van Kampen 2035 Retirement Strategy Fund in the “Fees and Expenses of the Fund” section, the figure listed for “Other expenses” for Class C Shares is hereby deleted and replaced with 23.81% and the figure listed for “Total annual fund operating expenses” for Class C Shares is hereby deleted and replaced with 25.85%.

(3) In the Fees and Expenses Table — Van Kampen 2030 Retirement Strategy Fund in the “Fees and Expenses of the Fund” section, the figure listed for “Other expenses” for Class C Shares is hereby deleted and replaced with 14.31% and the figure listed for “Total annual fund operating expenses” for Class C Shares is hereby deleted and replaced with 16.26%.

(4) In the Fees and Expenses Table — Van Kampen 2025 Retirement Strategy Fund in the “Fees and Expenses of the Fund” section, the figure listed for “Other expenses” for Class C Shares is hereby deleted and replaced with 12.25% and the figure listed for “Total annual fund operating expenses” for Class C Shares is hereby deleted and replaced with 14.16%.

(5) In the Fees and Expenses Table — Van Kampen 2020 Retirement Strategy Fund in the “Fees and Expenses of the Fund” section, the figure listed for “Other expenses” for Class C Shares is hereby deleted and replaced with 11.10% and the figure listed for “Total annual fund operating expenses” for Class C Shares is hereby deleted and replaced with 12.97%.

(6) In the Fees and Expenses Table — Van Kampen In Retirement Strategy Fund in the “Fees and Expenses of the Fund” section, the figure listed for “Other expenses” for Class C Shares is hereby deleted and replaced with 13.22% and the figure listed for “Total annual fund operating expenses” for Class C Shares is hereby deleted and replaced with 14.85%.

(7) In the table in the footnote labeled † to the Fees and Expenses Table in the “Fees and Expenses of the Fund” section, the figure listed for Class C Shares for the 2045 Fund is hereby deleted and replaced with 0.03%.

(8) The Example in the section entitled “Fees and Expenses of the Fund” is hereby deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Van Kampen 2050 Retirement Strategy Fund

Class A Shares	$3,919	$7,195	$8,411	$9,067

Class C Shares (if you redeem your shares)	$3,691	$7,051	$8,303	$8,956

Class C Shares (if you did not redeem your shares)	$3,591	$7,051	$8,303	$8,956

Class I Shares	$3,533	$7,015	$8,317	$9,028

Class R Shares	$3,562	$7,033	$8,310	$8,992

Van Kampen 2045 Retirement Strategy Fund

Class A Shares	$3,865	$7,160	$8,421	$9,132

Class C Shares (if you redeem your shares)	$3,635	$7,016	$8,317	$9,026

Class C Shares (if you did not redeem your shares)	$3,535	$7,016	$8,317	$9,026

Class I Shares	$3,476	$6,976	$8,327	$9,097

Class R Shares	$3,506	$6,997	$8,322	$9,062

Van Kampen 2040 Retirement Strategy Fund

Class A Shares	$3,362	$6,697	$8,343	$9,673

Class C Shares (if you redeem your shares)	$3,108	$6,552	$8,265	$9,606

Class C Shares (if you did not redeem your shares)	$3,008	$6,552	$8,265	$9,606

Class I Shares	$2,940	$6,476	$8,233	$9,668

Class R Shares	$2,974	$6,514	$8,250	$9,637

Van Kampen 2035 Retirement Strategy Fund

Class A Shares	$2,703	$5,762	$7,714	$10,039

Class C Shares (if you redeem your shares)	$2,416	$5,599	$7,656	$10,034

Class C Shares (if you did not redeem your shares)	$2,316	$5,599	$7,656	$10,034

Class I Shares	$2,238	$5,470	$7,547	$10,043

Class R Shares	$2,277	$5,535	$7,602	$10,040

	1 Year	3 Years	5 Years	10 Years
Van Kampen 2030 Retirement Strategy Fund

Class A Shares	$1,960	$4,309	$6,189	$9,412

Class C Shares (if you redeem your shares)	$1,634	$4,104	$6,128	$9,501

Class C Shares (if you did not redeem your shares)	$1,534	$4,104	$6,128	$9,501

Class I Shares	$1,448	$3,913	$5,898	$9,331

Class R Shares	$1,491	$4,010	$6,015	$9,419

Van Kampen 2025 Retirement Strategy Fund

Class A Shares	$1,786	$3,910	$5,693	$8,991

Class C Shares (if you redeem your shares)	$1,451	$3,693	$5,626	$9,107

Class C Shares (if you did not redeem your shares)	$1,351	$3,693	$5,626	$9,107

Class I Shares	$1,262	$3,486	$5,362	$8,866

Class R Shares	$1,307	$3,591	$5,496	$8,991

Van Kampen 2020 Retirement Strategy Fund

Class A Shares	$1,685	$3,671	$5,380	$8,684

Class C Shares (if you redeem your shares)	$1,345	$3,446	$5,310	$8,816

Class C Shares (if you did not redeem your shares)	$1,245	$3,446	$5,310	$8,816

Class I Shares	$1,155	$3,230	$5,025	$8,527

Class R Shares	$1,200	$3,339	$5,170	$8,677

Van Kampen 2015 Retirement Strategy Fund

Class A Shares	$1,488	$3,181	$4,711	$7,923

Class C Shares (if you redeem your shares)	$1,138	$2,940	$4,632	$8,089

Class C Shares (if you did not redeem your shares)	$1,038	$2,940	$4,632	$8,089

Class I Shares	$945	$2,705	$4,305	$7,692

Class R Shares	$992	$2,824	$4,470	$7,897

Van Kampen 2010 Retirement Strategy Fund

Class A Shares	$1,956	$4,299	$6,178	$9,404

Class C Shares (if you redeem your shares)	$1,630	$4,095	$6,117	$9,493

Class C Shares (if you did not redeem your shares)	$1,530	$4,095	$6,117	$9,493

Class I Shares	$1,443	$3,903	$5,886	$9,321

Class R Shares	$1,487	$4,000	$6,004	$9,411

	1 Year	3 Years	5 Years	10 Years
Van Kampen In Retirement Strategy Fund

Class A Shares	$1,843	$4,045	$5,863	$9,145

Class C Shares (if you redeem your shares)	$1,512	$3,832	$5,799	$9,252

Class C Shares (if you did not redeem your shares)	$1,412	$3,832	$5,799	$9,252

Class I Shares	$1,324	$3,630	$5,546	$9,036

Class R Shares	$1,368	$3,732	$5,675	$9,148

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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